Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 175,509
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	278
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	176
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,095
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,213
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,799
2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	86,979
2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,798
2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,188
2041
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3,980